EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSES
EMPLOYEE BENEFITS EXPENSE

19.    EMPLOYEE BENEFITS EXPENSE

	For the years ended December 31,
	2018	2017	2016
Salaries and wages	$8,477,335	$9,244,473	$10,155,918
Pension plan and employment insurance	418,303	509,966	583,093
Contribution to defined contribution pension plan	170,358	194,123	209,494
Health benefits	476,217	613,918	810,609
Cash-based employee expenses	9,542,213	10,562,480	11,759,114
Employee termination expenses	761,354	—	—
Share-based payments	3,292,877	2,484,543	1,810,111
Total employee expenses	$13,596,444	$13,047,023	$13,569,225